TYPE:	13F-HR
PERIOD	12/31/2006
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      346 4435.0000 SH      Sole                4285.0000          150.0000
Abercrombie & Fitch Co Cl A    COM              002896207      742 10650.0000 SH     Sole               10550.0000          100.0000
Altera Corporation             COM              021441100      754 38325.0000 SH     Sole               38325.0000
Altria Group Inc               COM              02209S103     1352 15754.0000 SH     Sole               15724.0000           30.0000
Amazon.Com Inc                 COM              023135106      767 19450.0000 SH     Sole               19450.0000
American Express Company       COM              025816109      836 13775.0000 SH     Sole               13775.0000
American Intl Group Com        COM              026874107     1508 21045.0000 SH     Sole               20695.0000          350.0000
Anheuser-Busch Cos Inc         COM              035229103      432 8775.0000 SH      Sole                8725.0000           50.0000
Automatic Data Processing      COM              053015103     1521 30887.0000 SH     Sole               30887.0000
Bank of America Corp           COM              060505104      273 5107.0000 SH      Sole                5057.0000           50.0000
Beckman Coulter Inc            COM              075811109      275 4600.0000 SH      Sole                4600.0000
Bed Bath & Beyond Inc          COM              075896100      312 8200.0000 SH      Sole                8200.0000
Bemis Company                  COM              081437105      304 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     6599  60.0000 SH       Sole                  57.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     8925 2434.5000 SH      Sole                2294.5000          140.0000
Boulder Growth & Income Fund   COM              101507101      723 75250.0000 SH     Sole               75250.0000
Boulder Total Return Fund      COM              101541100    17585 787154.0000 SH    Sole              780320.0000         6834.0000
Canadian Natural Resources     COM              136385101     1584 29750.0000 SH     Sole               29050.0000          700.0000
Cephalon Inc                   COM              156708109     1374 19518.0000 SH     Sole               19518.0000
China Yuchai Intl Ltd          COM              G21082105       12 1800.0000 SH      Sole                1800.0000
Cisco Systems Inc Com          COM              17275R102     1248 45662.0000 SH     Sole               45662.0000
Citigroup Inc Com              COM              172967101     1408 25280.9998 SH     Sole               23873.9998         1407.0000
Claire's Stores Inc            COM              179584107     1014 30600.0000 SH     Sole               30600.0000
Coca Cola Co Com               COM              191216100      525 10890.0000 SH     Sole               10595.0000          295.0000
Colgate-Palmolive Co           COM              194162103      953 14600.0000 SH     Sole               14600.0000
Comcast Corp-Special Cl A      COM              20030N200      946 22600.0000 SH     Sole               22600.0000
Costco Wholesale Corp          COM              22160K105     1765 33375.0000 SH     Sole               33375.0000
Danaher Corp                   COM              235851102      808 11150.0000 SH     Sole               11150.0000
De Luxe Corp                   COM              248019101      311 12350.0000 SH     Sole               12300.0000           50.0000
Dell Inc                       COM              24702R101     2835 112975.0000 SH    Sole              112975.0000
Disney Walt Co Com             COM              254687106     1738 50715.0000 SH     Sole               50715.0000
Dow Jones & Co Inc             COM              260561105      549 14450.0000 SH     Sole               14450.0000
E*Trade Financial Corp         COM              269246104     1143 50982.0000 SH     Sole               50982.0000
EMC Corp Mass Com              COM              268648102      954 72294.0000 SH     Sole               72294.0000
Eaton Corp                     COM              278058102      248 3300.0000 SH      Sole                3300.0000
Electronic Arts Inc            COM              285512109     1097 21775.0000 SH     Sole               21775.0000
Exxon Mobil Corproration       COM              30231G102      564 7364.0000 SH      Sole                7364.0000
FBO Air Inc                    COM              30246H103      160 500100.0000 SH    Sole              500100.0000
FedEx Corp                     COM              31428X106      475 4375.0000 SH      Sole                4275.0000          100.0000
Federal Natl Mtg Assn Com      COM              313586109      291 4900.0000 SH      Sole                4900.0000
First Trust Value Line DVD     COM              33735A100      350 20925.0000 SH     Sole               20925.0000
Fiserv Inc                     COM              337738108      946 18050.0000 SH     Sole               18050.0000
Forest City Enterprises Cl A   COM              345550107      278 4762.0000 SH      Sole                4762.0000
Fortune Brands                 COM              349631101      213 2500.0000 SH      Sole                2500.0000
General Elec Co Com            COM              369604103     1146 30807.0000 SH     Sole               30671.0000          136.0000
Google Inc Cl A                COM              38259P508     1225 2660.0000 SH      Sole                2660.0000
Hewlett-Packard Co             COM              428236103     1449 35183.0000 SH     Sole               35183.0000
Home Depot Inc Com             COM              437076102     2155 53659.0000 SH     Sole               53659.0000
IAC/InterActiveCorp            COM              44919P300      985 26500.0000 SH     Sole               26400.0000          100.0000
Illinois Tool Works            COM              452308109      390 8454.0000 SH      Sole                8454.0000
Intel Corp Com                 COM              458140100      326 16099.0000 SH     Sole               16099.0000
Intl Business Machines Corp    COM              459200101      212 2181.0000 SH      Sole                2081.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100     2397 49622.0000 SH     Sole               49567.0000           55.0000
Johnson & Johnson Com          COM              478160104     1732 26235.5250 SH     Sole               26235.5250
Lear Corp                      COM              521865105      709 24000.0000 SH     Sole               24000.0000
Leucadia Natl Corp Com         COM              527288104     2034 72125.0000 SH     Sole               71125.0000         1000.0000
Level 3 Communications Inc     COM              52729N100       73 13000.0000 SH     Sole                1000.0000        12000.0000
Limited Inc Com                COM              532716107      592 20465.0000 SH     Sole               20375.0000           90.0000
Liz Claiborne Inc              COM              539320101      348 8004.0000 SH      Sole                8004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      270 7000.0000 SH      Sole                7000.0000
McDonald's Corporation         COM              580135101      609 13734.0000 SH     Sole               13734.0000
Mercury Genl Corp New Com      COM              589400100      749 14200.0000 SH     Sole               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1979 66262.0000 SH     Sole               66262.0000
Mitsubishi UFJ Fincl ADR       COM              606822104     1810 145400.0000 SH    Sole              145400.0000
Mohawk Industries Inc          COM              608190104      434 5800.0000 SH      Sole                5800.0000
NY Community Bancorp           COM              649445103      908 56375.0000 SH     Sole               56375.0000
Nasdaq 100 Shares              COM              631100104     1018 23585.0000 SH     Sole               23085.0000          500.0000
News Corp Cl B                 COM              65248E203      314 14100.0000 SH     Sole               14100.0000
Nokia Corp - Spon ADR          COM              654902204      483 23769.0000 SH     Sole               23669.0000          100.0000
OSI Restaurant Partners Inc    COM              67104A101      316 8050.0000 SH      Sole                8050.0000
Palm Inc                       COM              696643105      614 43550.0000 SH     Sole               43550.0000
Pfizer Inc Com                 COM              717081103      981 37859.9325 SH     Sole               37028.9325          831.0000
Plum Creek Timber Co Inc       COM              729251108     1399 35119.0000 SH     Sole               35119.0000
Procter & Gamble Co Com        COM              742718109      643 9997.0000 SH      Sole                9997.0000
Sears Holdings Corp            COM              812350106     1633 9725.0000 SH      Sole                9725.0000
Shaw Communications Inc B      COM              82028K200     2182 68807.0000 SH     Sole               68807.0000
Sirius Satellite Radio Inc     COM              82966U103       68 19200.0000 SH     Sole               19200.0000
Six Flags Inc                  COM              83001P109     1362 259971.0000 SH    Sole              259471.0000          500.0000
Sprint Nextel Corp             COM              852061100      739 39134.0000 SH     Sole               39134.0000
Stryker Corp Com               COM              863667101     1799 32650.0000 SH     Sole               32650.0000
Sysco Corp                     COM              871829107      555 15089.0000 SH     Sole               15089.0000
Tellabs Inc                    COM              879664100      853 83100.0000 SH     Sole               83100.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      731 23505.0000 SH     Sole               23505.0000
Texas Instruments Inc          COM              882508104     1090 37835.0000 SH     Sole               37835.0000
The DirecTV Group Inc          COM              25459L106     1256 50375.0000 SH     Sole               50375.0000
Time Warner Inc                COM              887317105      670 30785.0000 SH     Sole               30785.0000
Toyota Industries Corp         COM              J92628106      367 8000.0000 SH      Sole                8000.0000
Tyco International Ltd         COM              902124106     2061 67796.0000 SH     Sole               67796.0000
USG Corp                       COM              903293405      773 14100.0000 SH     Sole               14100.0000
UST Inc Com                    COM              902911106      860 14775.0000 SH     Sole               14775.0000
Verizon Communications Inc     COM              92343V104      433 11624.0000 SH     Sole               11407.0000          217.0000
Wal Mart Stores Inc Com        COM              931142103     1247 26999.0000 SH     Sole               26749.0000          250.0000
Walgreen Co                    COM              931422109      702 15300.0000 SH     Sole               15100.0000          200.0000
Washington Mutual Inc Com      COM              939322103      232 5100.0000 SH      Sole                5000.0000          100.0000
Waters Corporations            COM              941848103      809 16525.0000 SH     Sole               16525.0000
Wells Fargo & Co New Com       COM              949746101     1739 48910.0000 SH     Sole               48910.0000
WisdomTree L/C Div Fund        COM              97717W307      269 4650.0000 SH      Sole                4650.0000
Wm. Wrigley Jr Co              COM              982526105      718 13875.0000 SH     Sole               13875.0000
YUM! Brands Inc.               COM              988498101      761 12950.0000 SH     Sole               12950.0000
Yahoo! Inc Com                 COM              984332106      253 9925.0000 SH      Sole                9925.0000
Zimmer Holdings Inc            COM              98956P102      687 8770.0000 SH      Sole                8770.0000
iShares DJ Select Dividend     COM              464287168      457 6455.0000 SH      Sole                6455.0000
iShares MSCI EAFE Index Fund   COM              464287465      224 3055.0000 SH      Sole                3055.0000
iShares MSCI Japan Index Fd    COM              464286848     1997 140550.0000 SH    Sole              140550.0000
iShares NASDAQ Biotech Index   COM              464287556      315 4045.0000 SH      Sole                4045.0000
iShares Russell 1000 Value     COM              464287598      416 5030.0000 SH      Sole                5030.0000
iShares S&P 500/Barra Growth   COM              464287309      418 6445.0000 SH      Sole                6445.0000
iShares S&P SmallCap 600       COM              464287804      208 3150.0000 SH      Sole                3150.0000